Business Combination - Schedule of Business Combination Common Stock Shares Outstanding (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2021 shares
Common Class A
Business Acquisition [Line Items]
Sponsor Earn Out Shares Included In Common Stock	16,737,183
Common Class B | Restricted Stock Units
Business Acquisition [Line Items]
Common Stock Shares Excluded From Conversion	283,396,094
Common Class B | Restricted Stock Awards
Business Acquisition [Line Items]
Common Stock Shares Excluded From Conversion	259,440